Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss Per Share

Note 14 - Net Loss per Share

The Company calculates earnings (loss) per share in accordance with ASC 260, Earnings Per Share, which requires the presentation of basic and diluted earnings (loss) per share. Basic earnings (loss) per share is calculated by dividing net income attributable to Vacasa, Inc. by the weighted-average shares of Class A Common Stock outstanding without the consideration for potential dilutive shares of common stock. Diluted loss per share represents basic earnings (loss) per share adjusted to include the potentially dilutive effect of employee equity units, RSUs, PSUs, SARs, stock options, and Class G Common Stock. Diluted earnings (loss) per share is computed by dividing the net income by the weighted-average number of Class A Common Stock equivalents outstanding for the period determined using the treasury stock method and if-converted method, as applicable. During periods of net loss, diluted loss per share is equal to basic loss per share because the antidilutive effect of potential common shares is disregarded.

The Company analyzed the calculation of earnings (loss) per share for periods prior to the Reverse Recapitalization as described in Note 1, Description of Business, and determined that it resulted in values that would not be meaningful to the users of the consolidated financial statements. Therefore, loss per share information has not been presented for periods prior to the Reverse Recapitalization on December 6, 2021.

The following is a reconciliation of basic and diluted loss per Class A common share from continuing operations for the three months ended March 31, 2022 (in thousands, except per share data):

Three Months Ended March 31,
2022
Net loss attributable to Class A Common Stockholders for basic and diluted net loss per share	$(28,082)
Weighted-average shares for basic and diluted net loss per share(1)	214,940
Basic and Diluted net loss per share of Class A common stock	$(0.13)
(1)	Basic and diluted weighted-average shares outstanding include restricted stock units that have vested but whose settlement into common stock has not yet occurred.

Shares of the Company's Class B Common Stock and Class G Common Stock do not participate in earnings or (losses) of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted earnings (loss) per share of Class B Common Stock and Class G Common Stock under the two-class method has not been presented.

The following outstanding potentially dilutive securities were excluded from the calculation of diluted loss per Class A common share attributable to common stockholders either because their impact would have been antidilutive for the period presented or because they were contingently issuable upon the satisfaction of certain market conditions (in thousands):

Three Months Ended March 31,
2022
OpCo units(1)	213,599
Restricted stock units	3,390
Performance stock units(2)	1,527
Stock appreciation rights	4,892
Stock options	5,416
Employee equity units	4,107
Class G Common Stock	8,227
Common shares excluded from calculation of diluted net loss per share	241,158
(1)	These securities are neither dilutive or anti-dilutive for the period presented as their assumed conversion under the “if-converted” method to “Weighted-average shares for diluted net loss per share” would cause a proportionate increase to “Net loss attributable to Class A Common Stockholders for diluted net loss per share.”
(2)	PSUs are contingently issuable upon the satisfaction of certain market conditions. As of March 31, 2022, none of the requisite market conditions have been met, and therefore all such contingently issuable shares have been excluded from the calculation of diluted loss per share of Class A Common Stock.

Note 15 — Net Loss Per Share

The Company calculates earnings (loss) per share in accordance with ASC 260, Earnings Per Share, which requires the presentation of basic and diluted earnings (loss) per share. Basic earnings (loss) per share is calculated by dividing net income attributable to Vacasa, Inc. by the weighted-average shares of Class A Common Stock outstanding without the consideration for potential dilutive shares of common stock. Diluted loss per share represents basic earnings (loss) per share adjusted to include the potentially dilutive effect of SARs, Stock Options, Employee Equity Units and Class G Common Stock or Earnouts. Diluted earnings (loss) per share is computed by dividing the net income by the weighted-average number of Class A Common Stock equivalents outstanding for the period determined using the treasury stock method and if- converted method, as applicable. During periods of net loss, diluted loss per share is equal to basic loss per share because the antidilutive effect of potential common shares is disregarded.

The Company analyzed the calculation of earnings (loss) per share for periods prior to the Reverse Recapitalization as described in Note 3, Reverse Recapitalization, and determined that it resulted in values that would not be meaningful to the users of the consolidated financial statements. Therefore, loss per share information has not been presented for periods prior to the Reverse Recapitalization on December 6, 2021. The basic and diluted loss per Class A common share for the year ended December 31, 2021 represents only the period of December 6, 2021 to December 31, 2021.

The following is a reconciliation of basic and diluted loss per Class A common share from continuing operations for the period December 6, 2021 through December 31, 2021 (in thousands, except per share data):

December 6, 2021 –
December 31,2021
Net loss attributable to Class A Common Stockholders for basic and diluted net loss per share	$(12,697)
Weighted-average shares for basic and diluted loss per share	214,794
Basic and Diluted loss per share of Class A Common Stock	$(0.06)

Shares of the Company’s Class B Common Stock and Class G Common Stock do not participate in earnings or (losses) of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted earnings (loss) per share of Class B Common Stock and Class G Common Stock under the two-class method has not been presented.

The following outstanding potentially dilutive securities were excluded from the calculation of diluted earnings (loss) per Class A common share attributable to common stockholders because their impact would have been antidilutive for the period presented (in thousands):

December 6, 2021 –
December 31, 2021
OpCo units(1)	212,752
Employee equity units	4,954
Stock appreciation rights	5,014
Stock Options	5,461
Class G Common Stock	8,227
Common shares excluded from calculation of diluted net loss	236,408
(1)	These securities are neither dilutive or anti-dilutive for the period presented as their assumed conversion under the “if-converted” method to “Weighted-average shares for diluted loss per share” would cause a proportionate increase to “Net loss attributable to Class A Common Stockholders for diluted loss per share.”